S000001461 [Member] Investment Objectives and Goals - MERIDIAN HEDGED EQUITY FUND	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY MERIDIAN HEDGED EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MERIDIAN HEDGED EQUITY FUND seeks long-term growth of capital.